Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Less: accumulated amortization	$ (4,856,737)	$ (3,048,750)
Net value of intangible assets	$ 10,230,263	$ 3,038,250
Weighted Average Amortization Period (Years)	4 years 2 months 26 days	4 years 10 months 13 days
Patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 15,087,000	$ 6,087,000